Property and Equipment, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Property and Equipment, Net [Abstract]
PROPERTY and EQUIPMENT, net
NOTE 4	PROPERTY and EQUIPMENT, net

Property and equipment consists of the following:

	September 30, 2016	June 30, 2016

Furniture and fixtures	$12,492	$12,492
Computer equipment	39,180	39,180
Equipment	4,493	4,493
	56,165	56,165
Less accumulated depreciation	(31,721)	(29,429)
Total	$24,444	$26,736

The aggregate depreciation charge to operations was $2,292 and $-0- for the three months ended September 30, 2016 and 2015, respectively. The depreciation policies followed by the Company are described in Note 1.

NOTE 4	PROPERTY and EQUIPMENT, net

Equipment consists of the following:

	June 30, 2016	June 30, 2015

Furniture and fixtures	$12,492	$12,492
Computer equipment	39,180	11,680
Equipment	4,493	4,493
	56,165	28,665
Less accumulated depreciation	(29,429)	(28,665)
Total	$26,736	$–

The aggregate depreciation charge to operations was $764 and $107 for the years ended June 30, 2016 and 2015, respectively. The depreciation policies followed by the Company are described in Note 1.